Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Employee Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN

NOTE 17 – EMPLOYEE BENEFIT PLAN

The Company’s Gratuity Plan in India provides for a lump sum payment to employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities under this plan are determined by actuarial valuation using the projected unit credit method. Current service costs for these plans are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans, are recognized and amortized over the remaining period of service of the employees.

The Gratuity Plan is unfunded, and the Company does not make contributions to the plan assets.

The benefit obligation has been measured as of September 30, 2025, and December 31, 2024. The following table sets forth the activity and the amounts recognized in the Company’s consolidated financial statements at the end of the relevant periods:

	September 30, 2025	September 30, 2024
Change in projected benefit obligation
Projected benefit obligation as on beginning	80,833	34,005
Service cost	35,102	16,915
Interest cost	4,244	1,799
Benefits paid	-	-
Actuarial loss ^	20,366	9,860
Effect of exchange rate changes	(471)	(63)
Projected benefit obligation at end	140,074	62,516
Unfunded status in the end	140,074	62,516
Unfunded amount recognized in consolidated balance sheets
Non-current liability (included under other non-current liabilities)	121,903	58,144
Current liability (included under accrued employee costs)	18,171	4,372
Total accrued liability	140,074	62,516
Accumulated benefit obligation at end	76,026	35,260

^	During the period ended September 30, 2025 and December 31, 2024, actuarial loss was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.

Components of net periodic benefit costs recognized in condensed consolidated statements of operations and comprehensive loss and actuarial loss reclassified from accumulated other comprehensive income (“AOCI”), were as follows:

	September 30, 2025	September 30, 2024
Service cost	35,102	16,915
Interest cost	4,244	1,799
Expected return on plan assets	-	-
Amortization of actuarial loss, gross of tax	-	-
Net gratuity cost	39,346	18,714

The components of retirement benefits included in AOCI, excluding tax effects, were as follows:

	September 30, 2025	September 30, 2024
Net actuarial loss / (gain)	20,366	(9,860)
Amount recognized in AOCI, excluding tax effects	20,366	(9,860)

The weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost were:

	September 30, 2025	September 30, 2024
Discount rate	7.38%	7.15%
Rate of increase in compensation levels	12.50%	12.50%
Expected long-term rate of return on plan assets per annum	-	-

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are either based on current market yields on government securities or yields on government securities adjusted for a suitable risk premium, if available.

Expected benefit payments as of September 30, 2025

September 30, 2025	13,930
2026	24,959
2027	22,923
2028	20,551
2029	17,671
2030-2034	100,013

NOTE 18 – EMPLOYEE BENEFIT PLAN

The Company’s Gratuity Plan in India provides for a lump sum payment to vested employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities under this plan are determined by actuarial valuation using the projected unit credit method. Current service costs for these plans are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans, are recognized and amortized over the remaining period of service of the employees.

The Gratuity Plan is unfunded, and the company does not make contributions to the plan assets.

The benefit obligation has been measured as of December 31, 2024, and 2023. The following table sets forth the activity and the amounts recognized in the Company’s consolidated financial statements at the end of the relevant periods:

	Year ended December 31,
Change in projected benefit obligation	2024	2023
Projected benefit obligation as of January 1	34,005	10,655
Service cost	30,692	15,707
Interest cost	2,373	759
Benefits paid	-	-
Actuarial loss (^)	14,226	7,009
Effect of exchange rate changes	(463)	(125)
Projected benefit obligation as of December 31	80,833	34,005
Unfunded status as of December 31	80,833	34,005
Unfunded amount recognized in the consolidated balance sheets
Non-current liability (included under other non-current liabilities)	74,817	33,933
Current liability (included under accrued expenses and other current liabilities)	6,016	72
Total accrued liability	80,833	34,005

Accumulated benefit obligation as of December 31	42,792	15,508

(^)	During the years ended December 31, 2024, and 2023, actuarial loss was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.

Components of net periodic benefit costs recognized in Consolidated Statements of operations and comprehensive loss and actuarial loss reclassified from AOCI, were as follows:

	Year ended December 31,
	2024	2023
Service cost	30,692	15,707
Interest cost	2,373	759
Expected return on plan assets	-	-
Amortization of actuarial loss, gross of tax	-	-
Net gratuity cost	33,065	16,465

The components of retirement benefits included in AOCI, excluding tax effects, were as follows:

	Year ended December 31,
	2024	2023
Net actuarial loss	14,226	7,009
Amount recognized in AOCI, excluding tax effects	14,226	7,009

The weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost were:

	2024	2023
Discount rate	7.22%	7.08%
Rate of increase in compensation levels	12.50%	15%

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are either based on current market yields on government securities or yields on government securities adjusted for a suitable risk premium, if available.

Expected benefit payments during the year ending December 31,

2024	5,177
2025	13,974
2026	14,755
2027	12,660
2028	10,820
2029 – 2033	63,659